Information by operating segment (Details 2) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
IfrsStatementLineItems [Line Items]
Amount of depreciation, depletion and amortization	$ 3,697	$ 3,138	$ 6,944	$ 6,500
Operating segments [member] | Exploration And Production [Member]
IfrsStatementLineItems [Line Items]
Amount of depreciation, depletion and amortization	2,836	2,326	5,317	4,856
Operating segments [member] | Refining Transportation And Marketing [Member]
IfrsStatementLineItems [Line Items]
Amount of depreciation, depletion and amortization	691	637	1,288	1,285
Operating segments [member] | Gas And Power [Member]
IfrsStatementLineItems [Line Items]
Amount of depreciation, depletion and amortization	131	141	264	294
Operating segments [member] | Corporate And Other Business [Member]
IfrsStatementLineItems [Line Items]
Amount of depreciation, depletion and amortization	$ 39	$ 34	$ 75	$ 65